File No. 33-55822    CIK #895279

                  Securities and Exchange Commission
                      Washington, D. C. 20549

                          Post-Effective

                         Amendment No. 5

                               to

                            Form S-6


       For Registration under the Securities Act of 1933 of
        Securities of Unit Investment Trusts Registered on
                          Form N-8B-2

             The Kansas Tax-Exempt Trust, Series 58
                     (Exact Name of Trust)

                   RANSON & ASSOCIATES, INC.
                   (Exact Name of Depositor)

               250 North Rock Road, Suite 150
                  Wichita, Kansas  67206
 (Complete address of Depositor's principal executive offices)

Ranson & Associates, Inc.                    Chapman and Cutler
Attn:  Robin K. Pinkerton                    Attention: Mark J. Kneedy
250 North Rock Road, Suite 150               111 West Monroe Street
Wichita, Kansas  67206                       Chicago, Illinois  60603
      (Name and complete address of agents for service)

( X ) Check if it is proposed that this filing will become effective on June 30, 1997 pursuant to paragraph (b) of Rule 485.

                     THE KANSAS TAX-EXEMPT TRUST

                              SERIES 58











                               PART ONE

                         DATED JUNE 30, 1997









THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE:Part One of this Prospectus May Not Be Distributed unless
Accompanied by Part Two.

                     THE KANSAS TAX-EXEMPT TRUST
                              SERIES 58
                        ESSENTIAL INFORMATION
                       AS OF FEBRUARY 28, 1997
          SPONSOR AND EVALUATOR:  RANSON & ASSOCIATES, INC.
             TRUSTEE:  INVESTORS FIDUCIARY TRUST COMPANY

GENERAL INFORMATION
Principal Amount of Bonds in Trust                                                 $3,055,000
Number of Units                                                                         3,283
Fractional Undivided Interest in the Trust per Unit                                   1/3,283
Principal Amount of Bonds per Unit                                                    $930.55
Public Offering Price:
   Aggregate Bid Price of Bonds in the Trust                                       $3,054,980
   Aggregate Bid Price of Bonds per Unit                                              $930.55
   Sales Charge 5.5% of Public Offering Price (5.820% of the
      net amount invested)                                                             $54.15
   Public Offering Price per Unit (inclusive of accrued interest) (1)                 $984.70
Redemption Price per Unit (inclusive of accrued interest) (1)                         $930.55
Excess of Public Offering Price per Unit Over Redemption Price per Unit                $54.15
Minimum Value of the Trust under which Trust Agreement may be terminated             $627,000

Date of Trust                                                                 January 6, 1993
Mandatory Termination Date                                                  December 31, 2043

Annual Evaluator Fee: Evaluator fee of $.25 per $1,000 principal amount of Bonds. Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of business of the Sponsor next following receipt of an order for a sale or purchase of Units or receipt by the Trustee of Units tendered for redemption.

1. Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase). On February 28, 1997, there was added to the Public Offering Price of $984.70 accrued interest to the settlement date of March 5, 1997, of $14.50, for a total price of $999.20 per Unit.

                     THE KANSAS TAX-EXEMPT TRUST
                              SERIES 58
                  ESSENTIAL INFORMATION (CONTINUED)
                       AS OF FEBRUARY 28, 1997
          SPONSOR AND EVALUATOR:  RANSON & ASSOCIATES, INC.
             TRUSTEE:  INVESTORS FIDUCIARY TRUST COMPANY

SPECIAL INFORMATION BASED ON DISTRIBUTIONS

Calculation of Estimated Net Annual Interest Income per Unit:
   Estimated Annual Interest Income                                      $56.97
   Less:  Estimated Annual Expense                                         2.06
                                                                       --------
   Estimated Net Annual Interest Income                                  $54.91
                                                                       ========
Calculation of Interest Distribution per Unit:
   Estimated Net Annual Interest Income                                  $54.91
   Divided by 12                                                          $4.58
Estimated Daily Rate of Net Interest Accrual per Unit                    $.1525
Estimated Current Return Based on Public Offering Price (2)               5.58%
Estimated Long-Term Return (2)                                            5.32%

Trustee's Annual Fees:  $1.40 per $1,000 principal amount of Bonds, exclusive of expenses of the Trust.

Audit Fee:  $.50 per Unit

Record and Computation Dates:  Fifteenth day of the month.

Distribution Dates:  First day of the month.

2. The Estimated Long-Term Return and Estimated Current Return will vary. For detailed explanation, see Part Two of this prospectus.

                    REPORT OF INDEPENDENT AUDITORS


Unitholders
The Kansas Tax-Exempt Trust
Series 58

We have audited the accompanying statement of assets and liabilities of The Kansas Tax-Exempt Trust Series 58, including the schedule of investments, as of February 28, 1997, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's sponsor.
Our responsibility is to express an opinion on these financial statements based on our audit. The statements of operations and changes in net assets for the years ended February 29, 1996 and February 28, 1995 were audited by other auditors whose report thereon dated June 21, 1996 expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of February 28, 1997, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Kansas Tax-Exempt Trust Series 58 at February 28, 1997, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.





                                                Ernst & Young LLP

Kansas City, Missouri
June 16, 1997

                     INDEPENDENT AUDITORS' REPORT




Unitholders
The Kansas Tax-Exempt Trust
Series 58


We have audited the statements of operations and changes in net assets of the Kansas Tax-Exempt Trust, Series 58, for each of the two years in the period ended February 29, 1996. These financial statements are the responsibility of the Sponsor's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets for for each of the two years in the period ended February 29, 1996, in conformity with generally accepted accounting principles.



                                       ALLEN, GIBBS & HOULIK, L.C.

Wichita, Kansas
June 21, 1996

                     THE KANSAS TAX-EXEMPT TRUST

                              SERIES 58

                 STATEMENT OF ASSETS AND LIABILITIES

                          FEBRUARY 28, 1997


ASSETS
Municipal Bonds, at value (cost $3,026,296)                        $3,054,980
Interest receivable                                                    45,596
Cash                                                                   11,898
                                                                    ---------
Total assets                                                        3,112,474

LIABILITIES AND NET ASSETS
Accrued liabilities                                                     3,534

Net assets, applicable to 3,283 Units outstanding:
   Cost of Trust assets, exclusive of interest        $3,026,296
   Unrealized appreciation                                28,684
   Distributable funds                                    53,960
                                                      ----------   ----------
Net assets                                                         $3,108,940
                                                                   ==========

See accompanying notes to financial statements.

                     THE KANSAS TAX-EXEMPT TRUST

                              SERIES 58

                       STATEMENTS OF OPERATIONS


                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                                                           1997           1996           1995
                                                                    -----------    -----------    -----------
Investment income - interest                                           $188,043       $189,932       $191,350
Expenses:
   Trustee's fees and related expenses                                    5,931          5,886          5,239
   Evaluator's fees                                                         765            840            718
                                                                    -----------    -----------    -----------
Total expenses                                                            6,696          6,726          5,957
                                                                    -----------    -----------    -----------
Net investment income                                                   181,347        183,206        185,393

Realized and unrealized gain (loss) on investments:
   Realized loss                                                           (998)          (998)          (998)
   Unrealized appreciation (depreciation) during the year               (62,077)       132,529       (235,046)
                                                                    -----------    -----------    -----------
Net gain (loss) on investments                                          (63,075)       131,531       (236,044)
                                                                    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from operations        $118,272       $314,737       $(50,651)
                                                                    ===========    ===========    ===========

See accompanying notes to financial statements.

                     THE KANSAS TAX-EXEMPT TRUST

                              SERIES 58

                 STATEMENTS OF CHANGES IN NET ASSETS


                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                                                 1997           1996           1995
                                                          -----------    -----------    -----------
Operations:
   Net investment income                                     $181,347       $183,206       $185,393
   Realized loss on investments                                  (998)          (998)          (998)
   Unrealized appreciation (depreciation)
      on investments during the year                          (62,077)       132,529       (235,046)
                                                          -----------    -----------    -----------
Net increase (decrease) in net assets resulting
   from operations                                            118,272        314,737        (50,651)

Distributions to Unitholders:
   Net investment income                                     (167,910)      (183,616)      (184,792)
   Principal from investment transactions                     (23,375)       (25,000)       (20,000)

Capital transactions:
   Redemption of Units                                         (6,593)             -              -
                                                          -----------    -----------    -----------
Total increase (decrease) in net assets                       (79,606)       106,121       (255,443)

Net assets:
   At the beginning of the year                             3,188,546      3,082,425      3,337,868
                                                          -----------    -----------    -----------
   At the end of the year (including distributable
      funds applicable to Trust Units of $53,960,
      $40,491 and $40,901 at February 28, 1997,
      February 29, 1996 and February 28,
      1995, respectively)                                  $3,108,940     $3,188,546     $3,082,425
                                                          ===========    ===========    ===========
Trust Units outstanding at the end of the year                  3,283          3,290          3,290
                                                          ===========    ===========    ===========
Net asset value at the end of the year                       $946.98         $969.16        $936.91
                                                          ===========    ===========    ===========

See accompanying notes to financial statements.

                                      THE KANSAS TAX-EXEMPT TRUST

                                               SERIES 58

                                        SCHEDULE OF INVESTMENTS

                                           FEBRUARY 28, 1997

                                             COUPON      MATURITY      REDEMPTION                      PRINCIPAL
NAME OF ISSUER AND TITLE OF BOND (6)         RATE            DATE      PROVISIONS(2)      RATING(1)       AMOUNT       VALUE(3)
----------------------------------------   --------     ----------     -------------      --------    ----------     ----------
City of Burlington, Kansas, Pollution        7.000%      6/01/2031     2001 @ 102          AAA          $300,000       $316,350
Control Refunding Revenue Bonds,
Series 1991 (Kansas Gas and Electric
Company). Insured by MBIA. (4)

Unified School District No. 232,             5.750       3/01/2013     2003 @ 100          AAA           500,000        495,500
Johnson County, Kansas (DeSoto),
General Obligation School Building
Bonds, Series 1992.
Insured by CGIC. (4)

Kansas Development Finance Authority         6.000       8/01/2010     2000 @ 102          AAA           100,000        102,316
Refunding Revenue Bonds, Series L,
1992 (State of Kansas-Department of
Corrections El Dorado and Larned
Projects).  Insured by MBIA. (4)

#Kansas Development Finance Authority        6.000       2/01/2012     2000 @ 102          AAA           285,000        290,946
Refunding Revenue Bonds, Series L,
1992 (State of Kansas-Department of
Corrections El Dorado and Larned
Projects.  Insured by MBIA. (4)

Kansas Development Finance Authority,        6.300       7/01/2012     1997 @ 100 S.F.     AAA           565,000        569,717
Housing Development Revenue Refunding                                  2003 @ 102
Bonds (FHA Insured Mortgage Loans -
Section 8 Assisted Projects),
Series 1992A.  Insured by MBIA. (4)

Seward County, Kansas, General               6.000       8/15/2013     2009 @ 100 S.F.     AAA           500,000        508,569
Obligation Hospital Refunding Bonds,                                   2001 @ 100
Series 1992-B.  Insured by AMBAC. (4)

Shawnee County, Kansas, GNMA                 0.000       9/25/2016     2009 @ 56.029 S.F.  AAA           100,000         22,048
Collateralized Home Mortgage Revenue                                   1997 @ 23.035
Bonds, 1987 Series A. (5)

City of Wamego, Kansas, Pollution            7.000       6/01/2031     2001 @ 102          AAA           400,000        434,388
Control Refunding Revenue Bonds,
Series 1991 (Kansas Gas and Electric
Company).  Insured by MBIA. (4)

City of Wichita, Kansas, Hospital            6.250      10/01/2010     2006 @ 100 S.F.     AAA           100,000        105,640
Facilities Improvement and Refunding                                   2002 @ 102
Revenue Bonds, Series III-A03, 1992
(St. Francis Regional Medical
Center, Inc.).  Insured by MBIA. (4)

Wyandotte County, Kansas, General            7.000       9/01/2005     1997 @ 100 S.F.     AAA           205,000        209,506
Obligation Refunding and                                               1998 @ 102
Improvement Bonds, Series 1989.
Insured by FGIC. (4)
                                                                                                      ----------     ----------
                                                                                                      $3,055,000     $3,054,980
                                                                                                      ==========     ==========

See accompanying notes to Schedule of Investments.

                     THE KANSAS TAX-EXEMPT TRUST

                              SERIES 58

                   NOTES TO SCHEDULE OF INVESTMENTS


1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors
Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. In addition, certain Bonds in the Portfolio may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds. "S.F." indicates a sinking fund is established with respect to an issue of Bonds. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have a valuation which represents a premium over the call price or par.

 To the extent that the Bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. To the extent that the Bonds were acquired at a price lower than the redemption price, this may represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions of net income will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and, unless utilized to pay for Units tendered for redemption, there will be distributed to Unitholders the principal amount and any premium received on such redemption. In this event the estimated current return and estimated long-term return may be affected by such redemptions.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. Insurance on these Bonds was obtained by the issuers of such Bonds. No representation is made as to any insurer's ability to meet its commitments.

5. This Bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such Bond is normally described as a "zero coupon" Bond. Over the life of the Bond the value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

6. The security preceded by (#) is of the same issue as another Bond in the Trust.


See accompanying notes to financial statements.

                     THE KANSAS TAX-EXEMPT TRUST

                              SERIES 58

                    NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES

TRUST SPONSOR AND EVALUATOR

Ranson & Associates, Inc. serves as the Trust's sponsor and evaluator.

VALUATION OF MUNICIPAL BONDS

Municipal Bonds (Bonds) are stated at bid prices as determined by Ranson & Associates, Inc., the "Evaluator" of the Trust. The aggregate bid prices of the Bonds are determined by the Evaluator based on (a) current bid prices of the Bonds, (b) current bid prices for comparable bonds, (c) appraisal, or (d) any combination of the above.

COST OF MUNICIPAL BONDS

Cost of the Trust's Bonds was based on the offering prices of the Bonds on January 6, 1993 (Date of Deposit). The premium or discount
(including any original issue discount) existing at January 6, 1993, is not being amortized. Realized gain (loss) from Bond transactions is reported on an identified cost basis.

2.  UNREALIZED APPRECIATION AND DEPRECIATION

Following is an analysis of net unrealized appreciation at February 28, 1997:

   Gross unrealized appreciation                        $44,661
   Gross unrealized depreciation                       (15,977)
                                                      ---------
   Net unrealized appreciation                          $28,684
                                                      =========

3.  FEDERAL INCOME TAXES

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

4.  OTHER INFORMATION

COST TO INVESTORS

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Bonds on the date of an investor's purchase, plus a sales charge of 4.9% of the Public Offering Price (equivalent to 5.125% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (equivalent to 5.820% of the net amount invested) plus accrued interest on the date of an investor's purchase.

                     THE KANSAS TAX-EXEMPT TRUST

                              SERIES 58

              NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.  OTHER INFORMATION (CONTINUED)

DISTRIBUTIONS

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions are as follows:

       YEAR ENDED             YEAR ENDED             YEAR ENDED
    FEBRUARY 28, 1997      FEBRUARY 29, 1996      FEBRUARY 28, 1995
    PER UNIT     TOTAL     PER UNIT     TOTAL     PER UNIT     TOTAL
    --------   --------    --------   --------    --------   --------
      $51.11   $167,805      $55.81   $183,616      $56.17   $184,792

In addition, distribution of principal related to the sale or call of securities is $7.12, $7.60 and $6.08 per Unit for the years ended
February 28, 1997, February 29, 1996 and February 28, 1995, respectively.

In addition, the Trust redeemed Units with proceeds from the sale of Bonds as follows:

                                                     Year ended
                                                   February 28,
                                                           1997
                                                   ------------
   Principal portion                                     $6,593
   Net interest accrued                                     105
                                                   ------------
                                                         $6,698
                                                   ============
   Units                                                      7
                                                   ============

5.  CHANGE OF TRUSTEE

On June 1, 1997, The Bank of New York Co. assumed all trustee responsibilities from Investors Fiduciary Trust Company.

                   CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated June 16, 1997, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of The Kansas Tax-Exempt Trust Series 58 dated June 30, 1997.




                                                Ernst & Young LLP

Kansas City, Missouri
June 30, 1997

    CONSENT OF ALLEN, GIBBS & HOULIK, L.C., INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated June 21, 1996 in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of The Kansas Tax-Exempt Trust Series 58 dated June 30, 1997.



                                       ALLEN, GIBBS & HOULIK, L.C.

Wichita, Kansas
June 30, 1997

         THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
                     BOTH PARTS OF THIS PROSPECTUS SHOULD BE
                         RETAINED FOR FUTURE REFERENCE.


PROSPECTUS                                                       PART TWO


                           THE KANSAS TAX-EXEMPT TRUST
                       Available Only to Kansas Residents

     The Trust. The Trust consists of a portfolio comprised of interest bearing obligations issued by or on behalf of municipalities or other governmental authorities in the State of Kansas (the "Bonds" or "Securities"). In the opinion of counsel, interest income to the Trust and to Certificateholders, with certain exceptions, is exempt under existing law from Federal and Kansas state income taxes and local Kansas intangible personal property taxes, but may be subject to the Federal alternative minimum tax and other state and local taxes. Capital gains, if any, are subject to tax. The objectives of the Trust include
(1) interest income which is exempt from Federal income taxes, Kansas state income taxes and intangible personal property taxes levied by Kansas counties, cities and townships, (2) conservation of capital, and (3) liquidity of investment (see "Objectives of the Trust"). For a listing of any Bonds subject to the Federal alternative minimum tax, see Part One of this Prospectus. The payment of interest and the preservation of capital are dependent upon the continuing ability of the issuers and/or obligors of the Bonds to meet their respective obligations. Certain of the Bonds are obligations which derive their payment from mortgage loans. A substantial portion of such bonds will probably be redeemed prior to their scheduled maturities; any such early redemption will reduce the aggregate principal amount of the Trust and may also affect the Estimated Long-Term Return and the Estimated Current Return. There is no assurance that the Trust's objectives will be met. The Sponsor of the Trust is Ranson & Associates, Inc., Suite 150, 250 North Rock Road, Wichita, Kansas 67206.

     Public Offering Price. The secondary market Public Offering Price will be equal to the aggregate bid price of the Bonds in the portfolio of the Trust divided by the number of Units outstanding, plus a sales charge as set forth in Part One of this Prospectus under "Summary of Essential Financial Information."


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
      COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
       ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
         ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                    CONTRARY IS A CRIMINAL OFFENSE.

       The date of this Prospectus is that date as set forth
                    in Part One of this Prospectus.

                      RANSON & ASSOCIATES, INC.
                                Sponsor

If the Bonds in the Trust were available for direct purchase by investors, the purchase price of the Bonds would not include the sales charge included in the Public Offering Price of the Units. See "Public Offering Information." In addition, the Public Offering Price will have added to it the proportionate share of accrued and undistributed interest to the date of settlement (three business days after order). See "Accrued Interest." The value of the Bonds will fluctuate with market and credit conditions, including any changes in interest rate levels.

     The Units. Each Unit represents a fractional undivided interest in the principal and net income of the Trust. The minimum purchase is one Unit.

     Distributions. Distributions of interest received by the Trust will be made on a monthly basis (prorated on an annual basis) on the first day of each month to holders of record on the fifteenth day of the preceding month. Distributions of funds in the Principal Account, if any, will also be made monthly on the first day of each month to holders of record on the fifteenth day of the preceding month. See "Distribution of Interest and Principal."

     Estimated Current Return and Estimated Long-Term Return. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with any changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of the Bonds. The Public Offering Price will vary with any changes in the bid prices of the underlying Bonds. There is, therefore, no assurance that the Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only net annual interest income and Public Offering Price.

     Redemption and Market For Units. A Certificateholder may redeem Units at the office of the Trustee (see "Trustee Information"), at prices based upon the bid prices of the Bonds. In addition, although not obligated to do so, the Sponsor intends to maintain a secondary market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust (see "Redemption and Repurchase of Units").


SUMMARY OF THE TRUST

     Each series of The Kansas Tax-Exempt Trust (the "Trust") is one of a series of unit investment trusts created under the laws of the State of Kansas,

Missouri or New York pursuant to a Trust Indenture and Agreement (the "Indenture") between Ranson & Associates, Inc., as Sponsor, and Bank of New York, as Trustee, or their predecessors.

     The Trust consists of a portfolio of interest bearing obligations issued by or on behalf of the State of Kansas and political subdivisions, municipalities and authorities thereof, the interest on which is excludable, in the opinion of recognized bond counsel, from federal gross income, and is exempt from Kansas state income tax (to Kansas residents) and local Kansas intangible personal property taxes. However, in the case of corporations, interest on certain obligations held by the Trust may be subject to the alternative minimum tax for federal income tax purposes. See "Tax Status (Federal, State, Capital Gains)." An investment in the Trust should be made with an understanding of the risks associated with an investment in such obligations. Fluctuations in interest rates may cause corresponding fluctuations in the value of the Bonds in the portfolio. The Sponsor cannot predict whether the value of the Bonds in the portfolio will increase or decrease.

     Each Unit offered represents that fractional undivided interest in the Trust indicated under "Summary of Essential Financial Information" in Part One of this Prospectus. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units in the Trust will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor, or until the termination of the Indenture.

     The Indenture may be amended at any time by consent of Certificateholders representing at least 51% of the Units of the Trust then outstanding. The Indenture may also be amended by the Trustee and the Sponsor without the consent of any of the Certificateholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or
(2) to make such other provisions as shall not adversely affect the interest of the Certificateholders, provided, however, that the Indenture may not be amended to increase the number of Units issuable thereunder or to permit the deposit or acquisition of bonds either in addition to, or in substitution for any of the Bonds initially deposited in the Trust except in connection with the substitution of refunding bonds under certain circumstances. The Trustee shall advise the Certificateholders of any amendment promptly after the execution thereof.

     The Trust may be terminated at any time by consent of Certificateholders representing at least 51% of the Units of the Trust then outstanding or by the Trustee when the value of the Trust, as shown by any semi-annual evaluation, is less than 20% of the original principal amount of the Trust. The Indenture will terminate upon the redemption, sale or other disposition of the last Bond held in the Trust, but in no event shall it continue beyond the end of the calendar year preceding the fiftieth anniversary of its execution.

     Written notice of any termination specifying the time or times at which Certificateholders may surrender their certificates for cancellation shall be given by the Trustee to each Certificateholder at the address appearing on the registration books of the Trust maintained by the Trustee. The Trustee will begin to liquidate any Bonds held in the Trust within a reasonable period of time from said notification and shall deduct from the proceeds any accrued costs, expenses or indemnities provided by the Indenture, including any compensation due the Trustee, any costs of liquidation and any amounts required for payment of any applicable taxes, governmental charges or final operating costs of the Trust.

     The Trustee shall then distribute to Certificateholders their pro rata shares of the remaining balances in the Principal and Interest Accounts together with a final distribution statement which will be in substantially the same form as the annual distribution statement (see "Other Rights of Certificateholders"). Any amount held by the Trustee in any reserve account will be distributed when the Trustee determines the reserve is no longer necessary in the same manner as the final distribution from the Principal and Interest Accounts (see "Distribution of Interest and Principal").

     The Sponsor and the Trustee shall be under no liability to Certificateholders for taking any action or for refraining from any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own negligence, lack of good faith or willful misconduct. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

     The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction.

     Certain of the Bonds in the Trust may be "zero coupon" bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest currently. See "Notes to Trust Portfolio" in Part One of this Prospectus.


DESCRIPTION OF TRUST PORTFOLIO

     Portfolio. Recovery from the adverse effects of layoffs, business closures and widespread flooding that occurred in 1993 characterized the Kansas economy in 1994. The continued effects of layoffs and restructuring slowed employment growth in Kansas during 1994 and employment growth lagged behind the national rate. The unemployment rate rose from 5.0% in 1993 to a monthly average of 5.3% in 1994.

     During 1995, the Kansas economy improved, and, in 1996, Kansas employment reflected a strong economy. Labor force employment showed an increase of 34,000 from November 1995 to November 1996. The 11-month average (January 1996-November 1996) unemployment rate for the state was 4.0%, the lowest 11-month average since 1979. During 1995 and 1996, the unemployment rate decreased from 4.4% to 3.9%, respectively. This compares favorably with a national unemployment rate in 1995 and 1996 of 5.6% and 5.4%, respectively.

     In 1993 and 1994, the slowdown in employment growth was concentrated in the goods producing industries of manufacturing and mining. Employment growth in Kansas trailed national employment growth in all major employment categories except manufacturing and government. The situation improved in the following years.

     In 1996, jobs across Kansas were up 2.3%, for a net increase of 27,100 new jobs. There was a 3.8% growth rate from October 1995 to October 1996. National job growth for the same period was 2.1%. Total non-farm employment as of October 1996 was 1,233,200. This was 19,000 higher than the previous year. Trade led growth with the addition of 8,700 new jobs. Manufacturing employment rose by 4,600 over the year, primarily from increased production of aircraft and parts. More business in special trade contracting and heavy construction added 3,600 construction jobs during the year. Services employment rose by 2,300, with substantial increases in social, management, and business services. Transportation-utilities added 2,100 jobs, primarily from growth in communications firms. Gains in banking and insurance provided most of the 1,500 new jobs in the finance division. Mining edged up only 100 over the year. Government had the only decrease, down 3,900 from October 1995.

     Per capita personal income increased 4.7% from $20,851 in 1994 to $21,841 in 1995 (higher than the 1993-94 increase of 4.4%). Kansas's per capita personal income in 1995 was 94% of the national figure ($23,208) and Kansas ranked 23rd among the states in per capita personal income.

     Total personal income in Kansas in 1994 and 1995 was $53.25 million and $56.03 million, respectively, an increase of 5.2% (same as in 1993-94). During the first quarter of 1996, this number increased to $58.15 million. Personal income increased from $57,908 in the first quarter of 1996 to $58,661 in the second quarter of 1996, an increase of 1.3%. Kansas personal income is estimated to increase 5.2% in 1996 and 5.0% in 1997.

     To ensure appropriate balances, the 1990 Kansas legislature enacted legislation that established minimum ending balances for the State General Fund. The act established targeted year-end State General Fund balances as a percentage of state expenditures for the forthcoming fiscal year. This act phased in over several years and now requires an ending balance of at least 7.5% of expenditures and demand transfers. The act provides that the Governor's budget recommendations and legislative-approved budget must adhere to the balance targets.

     The Governor's recommendations for receipts and expenditures would provide an ending balance of 7.5% of expenditures and demand transfers in fiscal year 1996 and 7.6% in fiscal year 1997. Although not required by law, the Governor adjusted the fiscal year 1996 budget to assure the targeted ending balance requirement through the announced 1.5% rescission and other budget savings. These actions were necessary given the shortfall that occurred in fiscal year 1995 receipts, resulting in reduced estimates for fiscal year 1996 receipts and supplemental appropriations necessary in education and other areas. The effect of a regulation change (Real Estate Settlement Procedures Act) alone required an additional $30.0 million for schools based on changes the act made in the timing of property tax payments.

     For fiscal year 1997, the budget recommendations produce receipts in excess of expenditures of $5.1 million, a marked change from the deficits of $91.0 million and $106.6 million in the prior two fiscal years. Given that the state is projected to reach the minimum ending balance in fiscal year 1996, this "balancing" was necessary to continue to meet the targeted ending balance requirements. The budget presented by the Governor meets the targeted balance and corrects the spending imbalance (that occurred during fiscal years 1987 to 1993) without a proposed tax rate increase.

     Adjusted estimated receipts to the State General Fund for fiscal year 1996 are $3,368.0 million. The estimate is a 4.6%, or $149.2 million, increase over fiscal year 1995 revenues of $3,218.8 million. Expenditures for fiscal years 1995 and 1996 were $3,309.8 million and $3,474.5 million, respectively.

     The estimated receipts of $3,526.9 million for fiscal year 1997 represent a 4.7% increase above fiscal year 1996 receipts adjusted for the Governor's recommendations. This is an increase of $159.0 million above the adjusted fiscal year 1996 amount. Increases to the estimate of $8.8 million are based on acceleration of the transfer of the State Gaming Revenues Fund of receipts over $50.0 million. The State General Fund expenditures of $3,521.8 million are recommended by the Governor for fiscal year 1997.

     Total receipts to the state were $7.39 billion in fiscal year 1995. Net receipts are projected to remain constant in fiscal year 1996 (at $7.49 billion), and then grow by $189.2 million in fiscal year 1997, an increase of 2.6%. The Governor recommends fiscal year 1997 expenditures from all funding sources of $7.81 billion. Approximately 57.1% of that total budget is recommended for aid to local governments (30.6%) or for direct assistance payments for individuals (26.6%).

     Balances in funds in the state budget are projected to experience a net decline from $1.2 billion to $683.2 million during fiscal year 1996. This reduction of $513.1 million is primarily attributable to the reduction in balances of the State Highway Fund of $352.5 million and a reduction of the balance in the State General Fund of $106.6 million, a total between the two funds of $459.1 million.

     In fiscal year 1997, the reduction in the ending balance of $233.8 million is almost entirely the result of a decline of the State Highway Fund balances of $212.8 million. Reduction in the State Highway Fund balances are to be expected, because dollars reserved for the Comprehensive Highway Program are being expended as major highway construction projects to be completed in fiscal year 1996 and fiscal year 1997.

     Individual income taxes account for the largest source of revenue, totaling $1.410 billion in fiscal year 1996. The next largest category, sales and use taxes, is projected to generate $1.392 billion for the State General Fund in fiscal year 1997.

     The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Kansas Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Kansas Trusts to pay interest on or principal of the Bonds.

     Certain of the Bonds in the Trust may be obligations which derive their payment from mortgage loans. Included among these Bonds may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. In view of this, an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments on mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. These bonds were issued under Section 103A of the Internal Revenue Code, which Section contains certain requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case, the issuer of the bonds has covenanted to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from federal income tax under existing laws and regulations. Certain issuers of housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation, an issuer, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992. In connection with the housing bonds held by the Trust, the Sponsor at the date of this Prospectus is not aware that any of the respective issuers of such Bonds are actively considering the redemption of such Bonds prior to their respective stated initial call dates. For a general discussion of the effects of Bond prepayments and redemptions on Certificateholders who acquired Units at a time when such Bonds were valued in excess of the principal amount or redemption price of such Bonds, see "General" below. For a general discussion of the effects of Bond prepayments and redemptions on Certificateholders who acquired Units at a time when such Bonds were valued in excess of the principal amount or redemption price of such Bonds, see "Bond Redemptions" below.

     Certain of the Bonds in the Trust are hospital revenue bonds. In view of this, an investment in the Trust should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service will be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, economic developments in the service area, competition, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party payor programs, and government regulation. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation, Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program. Such adverse changes also may adversely affect the ratings of the Bonds held in the portfolio of the Trust.

     Certain of the Bonds in the Trust may be obligations whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of Return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such Bonds to make payments of principal and/or interest on such Bonds.

     Certain of the Bonds in the Trust may be transportation revenue bonds. Payment on such bonds is dependent on revenues from projects such as tolls on turnpikes. Therefore, payment may be adversely affected by a reduction in revenues due to such factors as competition from toll-free vehicular bridges and roads, increased cost of maintenance, lower cost of alternative modes of transportation and a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

     Certain of the Bonds in the Trust may be obligations which derive their payment primarily or solely by revenues from the ownership and operation of particular facilities, such as correctional facilities, parking facilities, convention centers, arenas, museums and other facilities owned or used by a charitable entity. Payment on bonds related to such facilities is, therefore, primarily or solely dependent on revenues from such projects, including user fees charges and rents. Such revenues may be affected adversely by increased construction and maintenance costs or taxes, decreased use, competition from alternative facilities, reduction or loss of rents or the impact of environmental considerations.

     Bond Redemptions. Because certain of the Bonds in the Trust may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Certificateholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. The Trustee has no power to vary the investments of the Trust, i.e., the Trustee has no managerial power to take advantage of market variations to improve a Certificateholder's investment.

     Certain of the Bonds in the Trust are subject to redemption prior to their stated maturity date pursuant to sinking fund provisions, call provisions or extraordinary optional or mandatory redemption provisions. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of issuer. A refunding is a method by which a debt obligation is redeemed, at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. The portfolio in Part One of this Prospectus contains a listing of the sinking fund and call provisions, if any, with respect to each of the debt obligations. Extraordinary optional redemptions and mandatory redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of Bonds or may require the mandatory redemption of Bonds include, among others: a final determination that the interest on the Bonds is taxable; the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the Bonds were used; an exercise by a local, state or federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the Bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the Bonds were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the

Bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the Bonds are issued on the issuer of the Bonds or the user of the proceeds of the Bonds; an administrative or judicial decree requires the cessation of a substantial part of the operations of the project financed with the proceeds of the Bonds; an overestimate of the costs of the project to be financed with the proceeds of the Bonds resulting in excess proceeds of the Bonds which may be applied to redeem Bonds; or an underestimate of a source of funds securing the Bonds resulting in excess funds which may be applied to redeem Bonds. See "Trust Portfolio" and "Notes to Trust Portfolio" in Part One. Certain of the Bonds in the Trust may have been purchased by the Trust at premiums over the par value (principal amount) of such Bonds (see "Trust Portfolio" in Part One). To the extent Certificateholders acquire their Units at a time Bonds are valued at a premium over such par value and such Bonds are subsequently redeemed or prepaid at par or for less than such valuations, Certificateholders will likely sustain losses in connection with such redemptions or prepayments. For the tax effects of Bond redemptions generally, see "Tax Status (Federal, State, Capital Gains)."

     General. To the best knowledge of the Sponsor, there is no litigation pending as of the date of this Prospectus in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trust. At any time during the life of the Trust, litigation may be initiated on a variety of grounds with respect to Bonds in the Trust. Such litigation as, for example, suits challenging the issuance of pollution control revenue bonds under environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, the Trust has received opinions of bond counsel to the issuing authorities of each Bond on the date of issuance to the effect that such Bonds have been validly issued and that the interest thereon is exempt from Federal income tax. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet the obligations undertaken with respect to the Bonds.


OBJECTIVES OF THE TRUST

     The Trust has been formed to provide residents of the State of Kansas interest income which is exempt from federal and Kansas state income taxes and from local Kansas intangible personal property taxes. In addition, the Trust also has objectives which include conservation of capital and liquidity of investment. There is no assurance that the Trust's objectives will be met.

     In selecting Bonds for the Trust, the following factors, among others, were considered by the Sponsor: (a) either the Standard & Poor's Corporation rating of the Bonds was in no case less than "BBB-" or the Moody's Investors Service, Inc. rating of the Bonds was in no case less than "Baa3" including provisional or conditional ratings, respectively, or, if not rated, the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to the credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable for acquisition by the Trust (see "Description of Bond Ratings") and (b) the prices of the Bonds relative to other bonds of comparable quality and maturity. Medium-quality Bonds (rated BBB or A by S&P or Baa or A by Moody's) are obligations of issuers that are considered to possess adequate, but not outstanding, capacities to service the obligations. Investment in medium-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy, than investment in higher-quality debt securities. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations. Medium-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad.
During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Trust may have greater difficulty selling the medium-quality debt securities in its portfolio. After the creation of the Trust, a Bond may cease to be rated or its rating may be reduced below such minimum standards. Neither event requires elimination of such Bond from the portfolio but may be considered in the Sponsor's determination as to whether or not to direct the Trustee to dispose of the Bond (see "Trustee Information").

     The Trust consists of a portfolio of fixed rate, long-term debt obligations. An investment in the Trust should be made with an understanding of the risks associated with an investment in such obligations. Fluctuations in interest rates may cause corresponding fluctuations in the value of the Bonds in the portfolio. The Sponsor cannot predict whether the value of the Bonds in the portfolio will increase or decrease.


ESTIMATED CURRENT RETURN AND ESTIMATED LONG-TERM RETURN

     The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which
(1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only net annual interest income and Public Offering Price.

PUBLIC OFFERING INFORMATION

     Units in the Trust are offered at the Public Offering Price which is based on the bid prices of the Bonds in the portfolio plus a sales charge set forth in Part One of this Prospectus under "Summary of Essential Financial Information" plus accrued and undistributed interest to the settlement date (three business days after order). Units repurchased in the secondary market may be offered by this Prospectus at the Public Offering Price in the manner described herein.

     Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

     Units offered by this Prospectus will be distributed to the public by the Sponsor and certain dealers. Dealers will be allowed a concession equal to 4.5% of the Public Offering Price; however, resales of Units by such dealers to the public will be made at the Public Offering Price. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession to dealers from time to time. The minimum purchase will be one Unit.

     Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in an amount allowing a concession equal to that shown above for dealers. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act.


ACCRUED INTEREST

     Accrued interest is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds in the Trust is paid to the Trustee either monthly or semi-annually. However, interest on the Bonds in the Trust is accounted for daily on an accrual basis. Because of this, the Trust always has an amount of interest earned but not yet collected by the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.

     The Trustee has no cash for distribution to Certificateholders until it receives interest payments on the Bonds in the Trust. The Trustee is obligated to advance its own funds, at times, in order to make interest distributions. The Trustee will recover such advances without interest or other costs to the Trust from interest payments made on the Bonds. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby (see "Expenses of the Trust").

     If a Certificateholder sells or redeems all or a portion of his Units or if the Bonds in the Trust are sold or otherwise removed or if the Trust is liquidated, he or she will receive at that time his or her proportionate share of the accrued interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption.


REDEMPTION AND REPURCHASE OF UNITS

     Certificateholders may redeem all or a portion of their Units by tender to the Trustee, at its Unit Investment Trust Division office (see "Trustee Information"), of the certificates representing Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed. In order to effect a redemption of Units, Certificateholders must tender their certificates to the Trustee or provide satisfactory indemnity required in connection with lost, stolen or destroyed certificates. No redemption fee will be charged. On the third business day following such tender, the Certificateholder will be entitled to receive in cash for each Unit tendered an amount equal to the redemption price per Unit as next computed after receipt by the Trustee of such tender of Units as determined by the bid price of the Bonds in the Trust on the date of tender (the "Redemption Price") plus accrued interest to, but not including, the date of redemption. The price received upon redemption may be more or less than the amount paid by the Certificateholder depending on the value of the Bonds on the date of tender.
The value of the Bonds will fluctuate with market and credit conditions, including any changes in interest rate levels.

     Accrued interest paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. In addition, the Trustee is empowered, with certain recommendations allowed by the Sponsor, to sell Bonds in the portfolio of the Trust to make funds available for redemption. Units redeemed shall be cancelled and not be available for reissuance.

     The recognized date of tender is deemed to be the date on which Units are received in proper form by the Trustee prior to 3:00 p.m. Central time. Units received by the Trustee after 3:00 p.m. will be deemed to have their recognized date of tender on the next business day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day (see "Evaluation of the Trust").

     To the extent that Bonds in the portfolio of the Trust are sold to meet redemptions, the size and diversity of the Trust will be reduced. Such sales may occur at a time when Bonds might not otherwise be sold which may result in lower prices received on the Bonds than might be realized under normal trading conditions.

     Under regulations issued by the Internal Revenue Service, the Trustee will be required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Certificateholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Certificateholder only when filing his or her tax return. Under normal circumstances the Trustee obtains the Certificateholder's tax identification number from the selling broker at the time the certificate is issued, and this number is printed on the certificate and on distribution statements. If a Certificateholder's tax identification number does not appear on the certificate or statements, or if it is incorrect, the Certificateholder should contact the Trustee before presenting a certificate for redemption to determine what action, if any, is required to avoid this back-up withholding.

     The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

     The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's Repurchase Price in the secondary market at that time equals or exceeds the redemption price, it may purchase such Units by notifying the Trustee before the close of business on the second succeeding business day and by making payment therefor to the tendering Certificateholder not later than the day on which payment would otherwise have been made by the Trustee. The Public Offering Price of any Units thus acquired by the Sponsor will be in accord with the procedure described in the then currently effective prospectus relating to such Units. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

     Although not obligated to do so, the Sponsor intends to maintain a market for the Units offered hereby and to offer continuously to purchase such Units at prices, subject to change at any time, based upon the aggregate bid prices of the Bonds in the portfolio plus interest accrued to the date of settlement plus any principal cash on hand, less any amounts representing taxes or other governmental charges payable out of the Trust and less any accrued Trust expenses. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Certificateholder cannot find another purchaser, a Certificateholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the redemption price, which is based upon the aggregate bid prices of the Bonds in the portfolio. The aggregate bid prices of the underlying Bonds in the Trust are expected to be less than the related aggregate offering prices. A Certificateholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the redemption price and, if so, the amount thereof.

DISTRIBUTION OF INTEREST AND PRINCIPAL

     Interest received by the Trust, including that part of the proceeds from the disposition of Bonds, if any, which represents accrued interest, is credited by the Trustee to the Interest Account. Any other receipts are credited to the Principal Account. Interest received by the Trust will be distributed on or shortly after the first day of each month on a pro rata basis to Certificateholders of record as of the preceding record date (which is the fifteenth day of the month next preceding the distribution). All distributions will be net of applicable expenses. The pro rata share of cash in the Principal Account will be computed on the fifteenth day of each month and will be distributed to Certificateholders as of the first day of the next succeeding month. Such principal distribution may be combined with any interest distribution due to the Certificateholder at that time. Proceeds received from the disposition of any of the Bonds in the portfolio of the Trust after each record date and prior to the following distribution date will be held in the Principal Account and not distributed until the next distribution date. The Trustee is not required to pay interest on funds held in the Principal or Interest Accounts (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Principal Account unless the amount available for distribution shall equal at least $1.00 per Unit.

     The distribution to the Certificateholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to the Certificateholder's pro rata share of the estimated annual income after deducting estimated expenses. Because interest payments are not received by the Trust at a constant rate throughout the year, such interest distribution may be more or less than the amount credited to the Interest Account as of the record date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee is authorized to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account on the ensuing record date. A person who purchases Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker/dealer.

     As of the fifteenth day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (see "Expenses of the Trust"). The Trustee may also withdraw from said accounts an amount, if deemed necessary, to fund a reserve for any governmental charges or anticipated Trust expenses which may be payable out of the Trust. Amounts so withdrawn will not be considered a part of the Trust's assets until such time as the Trustee shall return all or part of the amount withdrawn to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee (See "Description of Trust Portfolio" and "Redemption and Repurchase of Units").

     Funds which are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Certificateholders and are available for use by the Trustee pursuant to normal banking procedures.


DISTRIBUTION REINVESTMENT OPTION

     The Sponsor has entered into arrangements with Ranson Managed Portfolios - The Kansas Municipal Fund (the "Kansas Municipal Fund") and Ranson Managed Portfolios - The Kansas Insured Intermediate Fund (the "Kansas Insured Municipal Fund") which permit any Certificateholder of the Trust to elect to have each distribution of interest income or principal, including capital gains, on his Units automatically reinvested in shares of the Kansas Municipal Fund or the Kansas Insured Municipal Fund, respectively. The investment objective of the Kansas Municipal Fund and the Kansas Insured Municipal Fund is to provide its shareholders with a high level of current income exempt from both federal income tax and Kansas income tax as is consistent with preservation of capital. The objectives and policies of the Kansas Municipal Fund and the Kansas Insured Municipal Fund are presented in more detail in the Kansas Municipal Fund and the Kansas Insured Municipal Fund prospectuses, respectively. Certificateholders should contact the broker from whom they obtained this Prospectus to obtain a current prospectus for the Kansas Municipal Fund and the Kansas Insured Municipal Fund, or they may obtain a current prospectus by contacting Ranson Capital Corporation at (800) 601-5593.

     Certificateholders will be able to reinvest their distributions of interest income or principal in the Kansas Municipal Fund and the Kansas Insured Municipal Fund with no sales charge and no minimum investment.

     A Certificateholder may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Distribution Reinvestment Option and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsor and the Kansas Municipal Fund and the Kansas Insured Municipal Fund each have the right to terminate the Distribution Reinvestment Option, in whole or in part.


TAX STATUS (FEDERAL, STATE, CAPITAL GAINS)

     At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from federal gross income are rendered by bond counsel to the respective issuing authorities. In addition, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds, when held by residents of the state in which the issuers of such Bonds are located, from state income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor nor its counsel have made any special review for the Trust of the proceedings relating to the issuance of the Bonds or of the basis for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Certificateholder is income for state tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

     For purposes of the following opinions, it is assumed that each asset of a Trust is debt the interest on which is excluded for federal income tax purposes. In the opinion of Chapman and Cutler, Counsel to the Sponsor, under existing law:

          1) Each Trust is not an association taxable as a corporation for federal income tax purposes and interest and accrued original issue discount on the Bonds which are excluded from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status when distributed to the Certificateholder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax").

          2) Each Certificateholder is considered to be the owner of a pro rata portion of each asset of the Trust under subpart E, subchapter J of Chapter 1 of the Code and will have a taxable event when a Trust disposes of a Bond or when the Certificateholder redeems or sells Units. If the Certificateholder disposes of a Unit, he is deemed thereby to dispose of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by a Unit. Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purpose of recognition of gain (but not loss).
     Certificateholders should consult their own tax advisors with regard to any such constructive sale rules. Certificateholders must reduce the tax basis of their Units for their share of accrued interest received by a Trust, if any, on Bonds delivered after the date the Certificateholders pay for their Units to the extent that such interest accrued on such Bonds before the date a Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Certificateholder may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Certificateholder, subject to various nonrecognition provisions of the Code. The amount of any such gain or loss is measured by comparing the Certificateholder's pro rata share of the total proceeds from such disposition with Certificateholder's basis for his or her fractional interest in the asset disposed of. In the case of a Certificateholder who purchases Units, such basis (before adjustment for earned original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Certificateholders holding securities that are substantially identical to the Bonds. Certificateholders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Certificateholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost. A Certificateholder will realize a taxable gain when his Units are sold or redeemed for an amount greater than his adjusted basis in his Units at the time of such sale or redemption.

     Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued.
In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based on its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the purchase price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Certificateholder acquires his Units and the price the Certificateholder pays for his Units. Investors with questions regarding these Code sections should consult with their tax advisers.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an Investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued subject to a statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Certificateholder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Certificateholders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Certificateholder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Certificateholders should consult their tax advisers regarding these rules and their application.

     Interest on certain "specified private activity bonds" held by a Trust will be treated as an item of tax preference for purposes of computing the alternative minimum tax of all Certificateholders of a Trust, including individuals. As a result, such interest income may be subject to the alternative minimum tax. The Trust will annually supply Certificateholders with information regarding the amount of Trust income attributable to those "specified private activity bonds" held by such Trust that give rise to a specific item of tax preference. Certificateholders should consult their tax adviser regarding the potential application of the alternative minimum tax and the impact of a portion of a Trust's income being characterized as a tax preference.

     For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 such as the AMT Bonds, is included as an item of tax preference.

     In the case of corporations, for taxable years beginning after December 31, 1986, the alternative minimum tax and the Superfund Tax depend upon the corporation's alternative minimum taxable income, which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing the alternative minimum taxable income and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its alternative minimum taxable income (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on the Bonds in a Trust. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would extend the Superfund Tax. Under the provisions of
Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which includes tax-exempt interest such as interest on the Bonds in the Trust. Corporate Certificateholders are urged to consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

     Section 265 of the Code provides that interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for federal income tax purposes. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even through the borrowed funds are not directly traceable to the purchase of Units. However, these rules generally do not apply to interest paid on indebtedness incurred for expenditures of a personal nature such as a mortgage incurred to purchase or improve a personal residence. Under Section 265 of the Code, certain financial institutions that acquire Units would generally not be able to deduct any of the interest expense attributable to ownership of such Units. Legislative proposals have been made that would extend the financial institution rules to most corporations. Investors with questions regarding these issues should consult with their tax advisers.

     In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includable in gross income, they will be treated as any other item of gross income.

     In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includable in gross income to the extent that the sum of modified adjusted gross income plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

     Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining that portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

     In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains (which are defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum rate of 28 percent. However, it should be noted that legislative proposals are made from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

     Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

     In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from federal gross income, although interest on such Bonds received by others would be excludable from federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes that he or she may be a "substantial user" or a "related person" as so defined should contact his or her tax adviser.

     Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations subject to either the Superfund Tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

     In the opinion of Chapman and Cutler, Counsel for the Sponsor, assuming interest on the Bonds is excludable from gross income under Section 103 of the Internal Revenue Code of 1986 as amended:

     Kansas Taxation. Each Kansas Trust is not an association taxable as a corporation for Kansas income tax purposes;

     Each Certificateholder of a Kansas Trust will be treated as the owner of a pro rata portion of such Kansas Trust, and the income and deductions of such Kansas Trust will therefore be treated as income of the Certificateholder under Kansas law;

     Interest on Bonds issued after December 31, 1987 by the State of Kansas or any of its political subdivisions will be exempt from income taxation imposed on individuals, corporations and fiduciaries (other than insurance companies, banks, trust companies or savings and loan associations) however, interest on Bonds issued prior to January 1, 1988 by the State of Kansas or any of its political subdivisions will not be exempt from income taxation imposed on individuals, corporations and fiduciaries (other than insurance companies, banks, trust companies or savings and loan associations) unless the laws of the State of Kansas authorizing the issuance of such Bonds specifically exempt the interest on the Bonds from income taxation by the State of Kansas;

     Interest on Bonds issued by the State of Kansas or any of its political subdivisions will be subject to the tax imposed on banks, trust companies and savings and loan associations under Article 11, Chapter 79 of the Kansas statutes;

     Interest on Bonds issued by the State of Kansas or any of its political subdivisions will be subject to the tax imposed on insurance companies under
Article 40, Chapter 28 of the Kansas statutes unless the laws of the State of Kansas authorizing the issuance of such Bonds specifically exempt the interest on the Bonds from income taxation by the State of Kansas. Interest on the Bonds which is exempt from Kansas income taxation when received by a Kansas Trust will continue to be exempt when distributed to a Certificateholder (other than a bank, trust company or savings and loan association);

     Each Certificateholder of a Kansas Trust will recognize gain or loss for Kansas income tax purposes if the Trustee disposes of a Bond (whether by sale, exchange, payment on maturity, retirement or otherwise) or if the Certificateholder redeems or sells Units of such Kansas Trust to the extent that such transaction results in a recognized gain or loss for federal income tax purposes;

     Interest received by a Kansas Trust on the Bonds is exempt from intangibles taxation imposed by any counties, cities and townships pursuant to present Kansas law; and

     No opinion is expressed regarding whether the gross earnings derived from the Units is subject to intangibles taxation imposed by counties, cities and townships pursuant to present Kansas law. Chapman and Cutler has expressed no opinion with respect to taxation under any other provision of Kansas law. Ownership of Units may result in collateral Kansas tax consequences to certain taxpayers. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

     All statements of law in the Prospectus concerning exemption from federal, state or other taxes are the opinion of counsel and are to be so construed.


EXPENSES OF THE TRUST

     The Sponsor will not receive any fees in connection with activities relating to the Trust. However, for regularly evaluating the portfolio of the Trust, the Evaluator (which is the Sponsor) will receive the annual fee indicated in "Summary of Essential Financial Information" in Part One of this Prospectus. Such fee is calculated based on the largest aggregate principal amount of Bonds in the Trust at any time during such period.

     The Trustee will receive for ordinary services the annual fee from the Trust indicated in "Summary of Essential Financial Information" in Part One of this Prospectus. Such fee is calculated based on the largest aggregate principal amount of Bonds in the Trust at any time during such period. Both the Trustee's fee and the evaluation fee paid to the Sponsor may be adjusted without prior approval from Certificateholders, provided that all adjustments upward will not exceed the cumulative percentage increase of the United States Department of Labor's Consumer Price Index or, if such index is no longer published, in a comparable index. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest bearing to Certificateholders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Indenture, see "Trustee Information" and "Other Rights of Certificateholders."

     The following is a summary of expenses of the Trust which, when owed to the Trustee, are secured by a lien on the assets of the Trust: (1) the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; (2) any taxes and other governmental charges upon the Bonds or any part of the Trust (no such taxes or charges are currently being levied or, to the knowledge of the Sponsor, contemplated); (3) amounts payable to the Trustee as fees for ordinary recurring services and for extraordinary non-recurring services rendered pursuant to the Indenture and all disbursements and expenses including counsel fees (including fees of counsel which the Trustee may retain) and auditing fees sustained or incurred by the Trustee in connection therewith; and (4) any losses or liabilities accruing to the Trustee without negligence, bad faith or willful misconduct on its part. The Trustee is empowered to sell Bonds in order to pay these amounts if funds are not available in the Interest and Principal Accounts. Costs of disbursement (including postage, checks and handling) of interest, principal and redemption distributions will be paid by the Trustee and will not be charged to the Trust.


EVALUATION OF THE TRUST

     The Public Offering Price and the Redemption Price per Unit are based on the bid prices per Unit of the Bonds in the portfolio of the Trust plus accrued interest. The Public Offering Price per Unit also includes a sales charge as set forth in Part One of this Prospectus under "Summary of Essential Financial Information." While the Trustee has the power to determine the Public Offering Price per Unit and the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the Public Offering Price per Unit and the Redemption Price per Unit on a daily basis as of 3:00 p.m. Central time on days the New York Stock Exchange is open (and on any other days on which Sponsor secondary market transactions or redemptions occur). With each evaluation the Public Offering Price per unit and Redemption Price per Unit is adjusted commensurate with such evaluation and prices will be effective for all orders for purchases, sales or redemptions received at or prior to 3:00 p.m. Central time on each such day. Orders received by the Trustee or Sponsor after that time, or on a day when no evaluation is made, will be held until the next determination of price. Each evaluation of the Trust has been and will be determined on the basis of cash on hand in the Trust or money in the process of being collected, the value of the Bonds in the portfolio of the Trust based on the bid prices of the Bonds and interest accrued thereon not subject to collection less any taxes or governmental charges payable, any accrued expenses of the Trust and any cash held for distribution to Certificateholders. The result of that computation is then divided by the number of Units outstanding as of the date thereof to determine the per Unit value of the Trust.

     The Evaluator may determine the value of the Bonds in the portfolio of the Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held in the Trust;
(2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds; (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds; or (4) by any combination of the above.


OTHER RIGHTS OF CERTIFICATEHOLDERS

     The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest and, if any, the amount of other receipts (received since the preceding distribution) being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person, who at any time during the calendar year was a registered Certificateholder, a statement (1) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Bonds), deductions for fees and expenses of the Trust and for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (excluding any portion representing accrued interest), the amount paid for redemptions of Units, if any, deductions for payment of applicable taxes and fees and expenses of the Trustee, and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year;
(4) the Redemption Price based upon the last computation thereof made during such calendar year; and (5) amounts actually distributed during such calendar year from the Interest Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding.

     For Series 4 and subsequent series, the Indenture requires the Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. For Series 1 through 3, while the Indenture does not require a Trust audit on an annual basis at the expense of the Trust, the Trustee has determined that such an audit is in the best interests of Certificateholders and, therefore, it is expected that each year such an audit will be performed. The Trustee shall not be required (in the case of Series 4 and subsequent series), however, and does not intend (in the case of Series 1 through 3) to cause such an audit to be performed if its cost to the Trust shall exceed certain specified amounts (not exceeding $.50 per Unit) on an annual basis. Certificateholders may obtain a copy of such audited financial statements upon request.

     In order to comply with federal and state tax reporting requirements, Certificateholders will be furnished, upon request to the Trustee, evaluations of the Bonds in the Trust furnished to it by the Evaluator.

     The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Certificateholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances, the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement. Although no such charge is now made or contemplated, the Trustee may require a Certificateholder to pay a reasonable fee to be determined by the Trustee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange.


SPONSOR INFORMATION

     Ranson & Associates, Inc., an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation, is the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust, Multi-State Series of The Ranson Municipal Trust and Series of Ranson Unit Investment Trusts.

     Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and has sold bonds and unit investment trusts and maintained secondary market activities relating thereto. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for issuers of municipal securities in Kansas.

     The Company's offices are currently located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206. As of January 31, 1997, the stockholder's equity of Ranson & Associates, Inc. was $625,706. (This paragraph relates only to the Sponsor and not to any Series of The Kansas Tax-Exempt Trust or to any other dealer. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

     As stated under "Redemption and Repurchase of Units," the Sponsor intends to maintain a secondary market for the Units of the Trust. In so maintaining a market, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price is based on the bid prices of the Bonds in the Trust and includes a sales charge as set forth in Part One of this Prospectus under "Summary of Essential Financial Information"). In addition, the Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units.

     If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Indenture and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Indenture.


TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. For certain series of the Trust, The Bank of New York is the successor trustee to Investors Fiduciary Trust Company.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Bonds for the Trust portfolio. The Trustee is empowered to sell, for the purpose of redeeming Units tendered by any Certificateholder and for the payment of expenses for which funds may not be available, such of the Bonds as are designated by the Sponsor as the Trustee in its sole discretion may deem necessary. The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds upon default in payment of principal or interest, institution of certain legal proceedings, default under other documents adversely affecting debt service, default in payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue bonds or decline in price or the occurrence of other market or credit factors, including advance refunding (i.e., the issuance of refunding securities and the deposit of the proceeds thereof in trust or escrow to retire the refunded securities on their respective redemption dates), so that in the opinion of the Sponsor the retention of such Bonds would be detrimental to the interest of the Certificateholders. The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange or substitution for any Bond pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bond or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bond in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Certificateholder, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated herein, the acquisition by the Trust of any securities other than the Bonds initially deposited is not permitted.

     If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor within 30 days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bond within 30 days after notification by the Trustee to the Sponsor of such default, the Trustee may in its discretion sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

     In accordance with the Indenture, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the certificates issued by the Trust to, every Certificateholder of the Trust. Such books and records shall be open to inspection by any Certificateholder at all reasonable times during the Trustee's usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Indenture on file in its office available for inspection at all reasonable times during its usual business hours by any Certificateholder, together with a current list of the Bonds held in the Trust.

     Under the Indenture, the Trustee or any successor trustee may resign and be discharged of the trust created by the Indenture by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Certificateholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Indenture at any time with or without cause. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.


LEGAL AND AUDITING MATTERS

     The legality of the Units offered hereby and certain matters relating to federal and Kansas tax law have been passed upon by Chapman and Cutler, Chicago, Illinois, as special counsel for the Sponsor.

     The financial statements for all periods ended on and after January 31, 1997 included in Part One of this Prospectus and Registration Statement have been examined by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part One of this Prospectus, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The financial statements for all prior periods, included in Part One of this Prospectus and Registration Statement have been examined by Allen, Gibbs & Houlik, independent auditors, as set forth in their report appearing in Part One of this Prospectus, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


DESCRIPTION OF BOND RATINGS

     Standard & Poor's Corporation. A description of the applicable Standard & Poor's Corporation rating symbols and their meanings follows:

     A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable.
Standard and Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

          1) Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          2)   Nature of and provisions of the obligation; and

          3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA-Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues only in small degree.

     A-Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

     L: The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

     Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follows:

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that, with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

     A-Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations move in parallel with Aaa, Aa and A obligations during periods of economic normalcy, except in instances of oversupply.

     Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Con. (-)-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

No person is authorized to give           This Prospectus contains
any information or to make any            information concerning the Trust and
representations not contained in this     the Sponsor, but does not contain all
Prospectus; and any information or        of the information set forth in the
representation not contained herein       registration statement and exhibits
must not be relied upon as having         relating thereto, which the Trust has
been authorized by the Trust, or the      filed with the Securities and
Sponsor or any dealer.  This              Exchange Commission, Washington,
Prospectus does not constitute an         D.C., under the Securities Act of
offer to sell, or a solicitation of       1933 and the Investment Company Act
an offer to buy, securities in any        of 1940, and to which reference is
state to any person to whom it is not     hereby made.
lawful to make such offer in such
state.






                                  _____________


                                TABLE OF CONTENTS

TITLE                            PAGE     TITLE                           PAGE
General Summary of Information     1      Distribution Reinvestment
Summary of the Trust               2        Option                         16
Description of Trust Portfolio     4      Tax Status (Federal, State,
Objectives of the Trust           10        Capital Gains)                 16
Estimated Current Return and              Expenses of the Trust            22
  Estimated Long-Term Return      11      Evaluation of the Trust          23
Public Offering Information       12      Other Rights of
Accrued Interest                  12        Certificateholders             24
Redemption and Repurchase of              Sponsor Information              25
  Units                           13      Trustee Information              26
Distribution of Interest and              Legal and Auditing Matters       28
  Principal                       15      Description of Bond Ratings      28


                  CONTENTS OF POST-EFFECTIVE AMENDMENT
                        TO REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                           The facing sheet

                            The prospectus

                            The signatures

                The Consent of Independent Accountants

                             SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Kansas Tax-Exempt Trust, Series 58, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Wichita and State of Kansas on the 30th day of June, 1997.

                         THE KANSAS TAX-EXEMPT TRUST, SERIES 58
                             (Registrant)

                         By: RANSON & ASSOCIATES, INC.
                             (Depositor)


                         By:  Robin K. Pinkerton
                            ----------------------
                                  President



     Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on June 30, 1997:


     SIGNATURE                   TITLE
---------------------       --------------------
DOUGLAS K. ROGERS           Executive Vice           )
---------------------       President and Director   )
Douglas K. Rogers

ALEX R. MEITZNER            Chairman of the Board    )
---------------------       of Directors             )
Alex R. Meitzner

ROBIN K. PINKERTON          President, Secretary,    )
---------------------       Treasurer and Director   )    ROBIN K. PINKERTON
Robin K. Pinkerton                                     -----------------------
                                                          Robin K. Pinkerton

------------------------------------------------------------------------------

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (33-47687) and the same are hereby incorporated herein by this reference.


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